Balance Sheet Components (Details) - Schedule of Accrued Expenses - USD ($)	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued professional fees	$ 536
Accrued employee costs	5		48
Accrued capital expenses	80
Other accrued expenses	183
Total Accrued expenses	$ 804	$ 46,140	$ 48